Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013
Paratek
Acquired Finite-Lived Intangible Assets [Line Items]
Percentage of equity acquired	88.00%
Percentage of equity interest owned by the company	12.00%
Non-controlling interest, carrying value	$ 20
Amount re-measured at fair value	$ 20
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period of the acquired technology	4.3